Derivative Liabilities and Fair Value Measurements (Details) - Schedule of changes in fair value of the company's level 3 financial liabilities - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in fair value of the company's level 3 financial liabilities [Abstract]
Balance, December 31, 2018	$ 25,475,514	$ 20,236,870
Transfers in due to issuance of convertible notes and warrants with embedded conversion and reset provisions	(4,834,911)	573,230	686,059
Transfers out due to conversions of convertible notes and accrued interest into common shares	(118,778)	(278,545)	(56,142)
Transfers out due to conversions of convertible notes, accrued interest and warrants into Series Y preferred shares		(165,826,982)
Derivative liability due to authorized shares shortfall	(175,565,103)	170,319,590	18,921,538
Mark to market to December 31, 2020	159,633,797	451,351	685,415
Balance, Ending		25,475,514	$ 20,236,870
Loss on change in derivative liabilities for the year ended December 31, 2020	$ 300,885	$ (451,351)